SEGMENTS REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 261,292	$ 293,426	$ 286,496
Operating income (loss)	(31,680)	(3,339)	18,225
Financial income, net	13,927	8,052	4,407
Income (Loss) before taxes on income	(17,753)	4,713	22,632
Radware Core [Member]
Segment Reporting Information [Line Items]
Revenues	260,322	290,408	283,913
Operating income (loss)	(16,802)	8,416	24,114
Hawks [Member]
Segment Reporting Information [Line Items]
Revenues	970	3,018	2,583
Operating income (loss)	$ (14,878)	$ (11,755)	$ (5,889)